Goodwill - Summary of Weighted Average Cost of Capital (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Colombia [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	10.00%	10.00%
Rest of Middle Americas [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	13.00%	13.00%
South Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	11.00%	11.00%
Rest of Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	13.00%	14.00%
Rest Of Asia Pacific [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	8.00%	7.00%
United States [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	7.00%	7.00%